Accrued liabilities and other liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued liabilities and other liabilities
Salary and welfare payable	$ 16,717	$ 19,623
Customer deposits	12,865	7,185
Professional services payable	5,978	56
Customer refund	3,682	3,812
VAT received from customers related to contract liabilities	1,251	1,429
Other tax payables	600	7,019
Warranty reserve (Note b)	582	878
Provision for reserve for inventory purchase commitments (Note a)		20,706
Others	1,731	3,532
Total	43,406	64,240
Other non-current liabilities
Deferred government grant	9,055	9,191
Refund from depository bank - non-current		516
Total	$ 9,055	$ 9,707